UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Active Weighting Funds ETF Trust

(Exact name of registrant as specified in charter)

200 Vesey Street, 24th Floor

New York, NY 10281

(Address of principal executive offices) (Zip code)

Matthew Clements

Active Weighting Advisors LLC

200 Vesey Street, 24th Floor

New York, NY 10281

(Name and address of agent for service)

Copies to:

John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004-2541

Registrant's telephone number, including area code: 646-787-0394

Date of fiscal year end: August 31, 2018

Date of reporting period: August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT | AUGUST 31, 2018

ACTIVE WEIGHTING FUNDS ETF TRUST

EventShares U.S. Policy Alpha ETF (PLCY)

Letter to Shareholders (Unaudited)

Dear Shareholder:

We are pleased to present you with this annual report for the Active Weighting Funds ETF Trust. During the annual period ended August 31, 2018, we are especially excited to have introduced the EventShares U.S. Policy Alpha ETF (“PLCY” or the “Fund”). The Fund’s investment objective is to seek capital appreciation by investing in market segments impacted by U.S. government policy and regulation.

Legislative and regulatory catalysts continued to impact markets during the year. With the passage of the U.S. Tax Cuts and Jobs Act, trade agreement negotiations and tariffs, economic sanctions and concern about North Korea, the markets reacted to events in Washington D.C. and foreign capitals around the globe.

We continue to believe this is a robust environment for investing in legislative and regulatory catalysts. In our view, this is one of the more compelling investment opportunities in the near to long term. We look forward to keeping you well informed as things progress in Washington D.C.

In the following pages, you will find a schedule of investments and financial statements for the Fund. The information pertains to the period since commencement, October 17, 2017, through August 31, 2018.

We thank you for choosing the Active Weighting Funds ETF Trust, and we honor the responsibility you have placed on us. For more information on our investment solutions, please visit us at www.eventsharesfunds.com or call us at 1-877-539-1510.

Sincerely,

Jonathon Clements

President

1

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (March 1, 2018 to August 31, 2018), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratios	Expenses Paid During the Period
EventShares U.S. Policy Alpha ETF
Actual	$1,000.00	$1,043.90	0.85%	$5.32	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$5.09	(2)

(1)	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the sixth month period).
(2)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

2

Active Weighting Funds ETF Trust
Management’s Discussion of Fund Performance (Unaudited)
EventShares U.S. Policy Alpha ETF

How did the EventShares U.S. Policy Alpha ETF perform during the period since its commencement on October 17, 2017 through August 31, 2018 (the “reporting period”)?

For the reporting period, the EventShares U.S. Policy Alpha ETF returned 16.48% at NAV (net asset value) and 16.40% at market price. To compare, the S&P 400 Index, returned 12.38% for the same time period.

What factors affected the Fund’s performance during the reporting period?

During the reporting period, the equity market encountered a significant amount of structural change with the passage of the U.S. tax reform law in December 2017. The law lowered tax rates for corporations from 35% to 21% and changed the tax provisions related to repatriation of foreign cash. The potential for enactment of tax reform provided a boost to the stock markets during the fourth quarter of 2017 as investors repriced securities based on the expected tax savings resulting from lowering the corporate tax rate.

Trade also played a significant role during the reporting period, as ongoing trade negotiations around the North American Free Trade Agreement (NAFTA) and Chinese trade surpluses created uncertainty for investors. During January and February 2018, the stock market sold off as investor concern about trade negotiations and U.S. economic growth increased. Following the early 2018 sell-off, equity markets stabilized during the spring and summer months. In our view, the Fund’s performance was positively impacted by its U.S. domestic exposure during 2018 as investors preferred the relative safety of the U.S. compared against foreign markets.

During the reporting period for the Fund, which three industries had the highest total returns and which three industries had the lowest total returns?

In terms of total return, the top three performing industries in the Fund were health care, real estate and information technology. During the reporting period, the bottom three performing industries in the Fund were utilities, materials and consumer discretionary.

During the reporting period for the Fund, which three industries made the strongest contributions to the Fund’s performance and which three industries made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the three industries that made the strongest positive contributions to the Fund’s performance were health care, information technology and industrial. The three industries that made the weakest contributions to the Fund’s performance were utilities, consumer discretionary and materials.

During the reporting period for the Fund, which three industries made the strongest contributions to the Fund’s outperformance and which three industries made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the three industries that made the strongest positive contributions to the Fund’s outperformance were health care, consumer staples and real estate. The three industries that made the weakest contributions to the Fund’s outperformance were consumer discretionary, utilities and energy.

3

Active Weighting Funds ETF Trust
Management’s Discussion of Fund Performance (Unaudited)
EventShares U.S. Policy Alpha ETF (Continued)

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

HYPOTEHTICAL GROWTH OF $10,000 INVESTMENT

(Since Commencement through 8/31/2018)

This chart assumes an initial growth investment of $10,000.

Since Commencement(1)
EventShares U.S. Policy Alpha ETF – Market	16.40%
EventShares U.S. Policy Alpha ETF – NAV	16.48%
S&P 400 Index(2)	12.38%

(1) The Fund commenced operations on October 17, 2017.

(2) The S&P 400 Index is a stock market index serving as a barometer for the U.S. mid-cap equities sector.

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Investing involves risk, including the loss of principal. There can be no assurance that the Fund will achieve its investment objective or the investment strategies will be successful. Shares of the ETF may trade above or below net asset value. An active secondary market in ETF shares may not develop or be maintained. There can be no assurance that ETF shares will continue to be listed on an active exchange.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-877-539-1510, or visit www.EventSharesFunds.com. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

Active Weighting Funds ETF Trust
Schedule of Investments
EventShares U.S. Policy Alpha ETF
August 31, 2018

	Shares	Value
COMMON STOCKS — 92.8%
Aerospace & Defense — 12.0%
Hexcel Corp.	5,995	$396,389
Huntington Ingalls Industries, Inc.^	1,792	438,090
Northrop Grumman Corp.^	1,420	423,856
Raytheon Co.^	2,117	422,214
TransDigm Group, Inc.*	1,171	409,850
		2,090,399
Banking — 4.8%
Associated Banc-Corp.^	15,350	418,287
M&T Bank Corp.^	2,384	422,326
		840,613
Commercial Services — 4.8%
Aramark	10,211	419,468
ASGN, Inc.*^	4,527	419,155
		838,623
Consumer Products — 2.5%
TreeHouse Foods, Inc.*	8,466	441,079

Consumer Services — 2.5%
Adtalem Global Education, Inc.*	9,059	433,473

Electrical Equipment — 2.3%
BWX Technologies, Inc.^	6,548	401,523

Gaming, Lodging & Restaurants — 2.3%
Extended Stay America, Inc.^	19,555	394,620

Hardware — 2.6%
FLIR Systems, Inc.	7,146	448,340

Health Care Facilities & Services — 18.3%
AmerisourceBergen Corp.	4,992	449,130
Centene Corp.*	3,083	451,598
Encompass Health Corp.^	5,314	433,569
HCA Healthcare, Inc.^	3,240	434,516
Molina Healthcare, Inc.*^	3,378	466,164
Teladoc Healthcare, Inc.*^	6,278	486,859
WellCare Health Plans, Inc.*^	1,548	468,378
		3,190,214
Institutional Financial Services — 2.6%
Virtu Financial, Inc.	20,417	445,091

	Shares	Value
Oil, Gas & Coal — 7.6%
Cheniere Energy, Inc.*	6,738	$450,974
Delek US Holdings, Inc.	8,047	438,562
Shell Midstream Partners LP	19,294	431,607
		1,321,143
Passenger Transportation — 2.5%
Alaska Air Group, Inc.	6,552	442,195

Retail – Consumer Staples — 5.0%
Costco Wholesale Corp.^	1,872	436,419
The Kroger Co.	13,938	439,047
		875,466
Retail – Discretionary — 5.3%
Caleres, Inc.	12,126	490,861
FirstCash, Inc.	5,209	423,492
		914,353
Specialty Finance — 7.8%
Curo Group Holdings Corp.*	15,844	488,946
Fiserv, Inc.*	5,432	434,940
OneMain Holdings, Inc.*	11,882	436,069
		1,359,955
Technology Services — 2.6%
CACI International, Inc.*^	2,334	455,130

Transportation & Logistics — 2.4%
Norfolk Southern Corp.	2,413	419,476

Transportation Equipment — 2.5%
Allison Transmission Holdings, Inc.	8,825	438,250

Utilities — 2.4%
Ameren Corp.	6,688	422,882
TOTAL COMMON STOCKS
(Cost $14,849,690)		16,172,825

REAL ESTATE INVESTMENT TRUSTS — 4.9%
Camden Property Trust	4,490	426,820
CoreCivic, Inc.	16,124	417,450
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $735,813)		844,270

See Notes to Financial Statements.

5

Active Weighting Funds ETF Trust
Schedule of Investments
EventShares U.S. Policy Alpha ETF (Continued)
August 31, 2018

	Shares	Value
MONEY MARKET FUND — 7.3%
First American Treasury Obligations Fund – Class X, 1.86%(a)	1,277,006	$1,277,006
TOTAL MONEY MARKET FUND
(Cost $1,277,006)		1,277,006

TOTAL INVESTMENTS — 105.0%
(Cost $16,862,509)		18,294,101
Other assets and
liabilities, net — (5.0)%		(866,230)
NET ASSETS — 100.0%		$17,427,871

Sector Diversification+ as of 8/31/18
Financials	20.0%
Industrials	19.2
Health Care	18.3
Consumer Discretionary	17.4
Energy	7.6
Consumer Staples	7.6
Money Market Fund	7.3
Technology	5.2
Utilities	2.4
Total	105.0
Other Assets and Liabilities, net	(5.0)
Net Assets	100.0%

+	As a percent of Net Assets.
*	Non-income producing security.
^	All or a portion of this security is pledged as collateral for securities sold short. The total market value of portfolio securities pledged as collateral as of August 31, 2018, was $5,275,157.
(a)	The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Fair Value Measurement section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$16,172,825	$—	$—	$16,172,825
Real Estate Investment Trusts	844,270	—	—	844,270
Money Market Fund	1,277,006	—	—	1,277,006
Total Investments in Securities	$18,294,101	$—	$—	$18,294,101

(1) See the Schedule of Investments for industry classifications.

See Notes to Financial Statements.

6

Active Weighting Funds ETF Trust
Statement of Assets and Liabilities
EventShares U.S. Policy Alpha ETF
August 31, 2018

Assets
Investments, at value (cost $16,862,509)	$18,294,101
Dividends and interest receivable	28,153
Total assets	18,322,254

Liabilities
Payable to broker	12,934
Payable to Advisor	12,251
Payable for investments purchased	868,624
Accrued expenses and other liabilities	574
Total liabilities	894,383
Net Assets	$17,427,871

Net Assets Consist of
Paid-in capital	$16,177,926
Accumulated undistributed net investment income	17,272
Accumulated undistributed net realized loss	(198,919)
Net unrealized appreciation on investments	1,431,592
Net Assets	$17,427,871

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	750,000
Net asset value, redemption price and offering price per share	$23.24

See Notes to Financial Statements.

7

Active Weighting Funds ETF Trust
Statement of Operations
EventShares U.S. Policy Alpha ETF
For the Period Ended August 31, 2018(1)

Investment Income
Dividend income	$127,298
Interest income	2,300
Total Investment income	129,598

Expenses
Advisory fees	79,593
Interest expense	1,095
Total expenses	80,688
Net investment income	48,910

Realized and Unrealized Gain on Investments
Net realized gain (loss) from:
Investments	(136,728)
Investments sold short	(63,019)
In-kind redemptions	186,658
Net realized loss	(13,089)
Change in net unrealized appreciation on investments	1,431,592
Net realized and unrealized gain on investments	1,418,503
Net increase in net assets from operations	$1,467,413

(1) The Fund commenced operations on October 17, 2017.

See Notes to Financial Statements.

8

Active Weighting Funds ETF Trust
Statement of Changes in Net Assets
EventShares U.S. Policy Alpha ETF

Period Ended
August 31, 2018(1)
From Operations
Net investment income	$48,910
Net realized loss on investments, investments sold short, and redemptions in-kind	(13,089)
Net change in unrealized appreciation on investments	1,431,592
Net increase in net assets from operations	1,467,413

From Distributions
Net investment income	(30,406)
Net realized gain	(1,232)
Net decrease in net assets resulting from distributions paid	(31,638)

From Capital Share Transactions
Proceeds from shares sold	23,934,956
Cost of shares redeemed	(7,942,860)
Net increase in net assets resulting from capital share transactions	15,992,096

Total Increase in Net Assets	17,427,871

Net Assets
Beginning of period	—
End of period	$17,427,871
Accumulated Undistributed Net Investment Income	$17,272

(1) The Fund commenced operations on October 17, 2017.

See Notes to Financial Statements.

9

Active Weighting Funds ETF Trust
Financial Highlights
EventShares U.S. Policy Alpha ETF

Per Share Data for a Share Outstanding throughout the Period

	Period Ended August 31, 2018(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment income(3)	0.10
Net realized and unrealized gain on investments	3.20
Total from investment operations	3.30

Less distributions paid:
From net investment income	(0.06)
From net realized gains	(0.00	)(2)
Total distributions paid	(0.06)
Net Asset Value, End of Period	$23.24
Total return, at NAV(4)(5)	16.48%
Total return, at Market(4)(5)	16.40%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$17,428

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)(7)	0.86%
After waivers and reimbursements of expenses(6)(8)	0.86%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)(9)	0.52%
After waivers and reimbursements of expenses(6)(9)	0.52%
Portfolio turnover rate(5)(10)	214%

(1)	The Fund commenced investment operations on October 17, 2017.
(2)	Represents less than .005 per share.
(3)	Per share net investment income was calculated using average shares outstanding.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	The before waivers and reimbursements of expenses excluding interest expense on short positions is 0.85%, for the period ended August 31, 2018.
(8)	The after waivers and reimbursements of expenses excluding interest expense on short positions is 0.85%, for the period ended August 31, 2018.
(9)	The net investment income/loss ratios include interest expense on short positions.
(10)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

10

Active Weighting Funds ETF Trust
Notes to Financial Statements

1.	ORGANIZATION

Active Weighting Funds ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 26, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of August 31, 2018, the Trust consists of one portfolio in operation and trading. These financial statements report on the EventShares U.S. Policy Alpha ETF (the “Fund”), which commenced operations on October 17, 2017*.

The Fund's objective is to seek capital appreciation by investing in market segments impacted by U.S. government policy and regulation. Cost incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Active Weighting Advisors LLC ("Advisor"), the Fund's investment advisor.

* Prior to April 19, 2018, the EventShares U.S. Policy Alpha ETF was the U.S. Tax Reform Fund. Effective April 19, 2018, the U.S. Tax Reform Fund’s name was changed to the EventShares U.S. Policy Alpha ETF, the Fund’s ticker symbol changed to PLCY, and the Fund’s investment objective was updated. As part of the transition, the Fund’s principal investment strategies were revised to include a wider range of government policy and regulation mandates. The Fund’s investment objective was updated to “seek capital appreciation by investing in market segments that the Adviser believes will be impacted by U.S. government policy and regulation.” Refer to the Form 497 Supplement filed on April 18, 2018, for a more detailed discussion of the Fund’s changes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statement in accordance with accounting principals generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during reporting period. Actual results could differ from these estimates.

Shares Transactions

The Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 Shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Fair Value Measurement

In calculating NAV, the Fund’s exchange-traded equity securities will be valued at fair market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on exchange-traded funds is taken from the exchange where the security is primarily traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Advisor using procedures adopted by the Board of Trustees (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

11

Active Weighting Funds ETF Trust
Notes to Financial Statements (continued)

Fair Value Measurement (cont.)

Money Market Funds, are valued at cost. If cost does not represent current market value the securities will be period at fair value.

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, Active Weighting Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

Debt securities are generally valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Short-term debt instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at August 31, 2018 are disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost-method.

12

Active Weighting Funds ETF Trust
Notes to Financial Statements (continued)

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Advisor determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

Securities Short Sales

The Fund may engage in short sales. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. When the Fund shorts a security, it borrows that security, which it then sells. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. Securities held as collateral for securities sold short are denoted on the Schedule of Investments. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The amount due to broker at August 31, 2018 is $12,934. Interest expense of $1,095 was due to amounts due to broker and short sales.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. As of August 31, 2018, the Fund has no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund has no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2018. Also, the Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2018. At August 31, 2018, the tax period 2018 remains open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Advisor expects the risk of loss to be remote.

13

Active Weighting Funds ETF Trust
Notes to Financial Statements (continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Independent Trustees of the Trust (“Independent Trustees”).

Pursuant to the Advisory Agreement, the Fund pays the Advisor an advisory fee of 0.85%, based on the average daily net assets of the Fund.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees, (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Advisor hereunder.

Expense Limitation Agreement

The Advisor may contractually waive any portion of its advisory fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with respect to the Fund under which it has agreed, through October 31, 2018 for the Fund, to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits ‘’Total Annual Fund Operating Expenses’’ (exclusive of interest, taxes, brokerage, commissions, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940).

As of August 31, 2018, the expense cap in effect for the Fund was 0.85%. The Advisor may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

For the period from April 1, 2018 to August 31, 2018, U.S. Bank Global Fund Services served as administrator of the Fund, custodian of the Fund’s assets, and transfer agent and fund accounting agent of the Fund. Under the terms of this agreement, the Advisor pays the Fund’s administrative, custody and transfer agency fees. Prior to April 1, 2018, Bank of New York Mellon was the Fund's administrator, custodian, transfer agent and fund accounting agent.

14

Active Weighting Funds ETF Trust
Notes to Financial Statements (continued)

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the CBOE BZX Exchange (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee ("Creation Transaction Fee") in connection with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Fund in connection with the purchase of the Deposit Securities (expressed as a percentage of the value of such Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All Cash Amount (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5.	FEDERAL INCOME TAX

The tax character of distributions paid during the fiscal period ended August 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gain
$31,638	—

At August 31, 2018, the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$16,863,647
Gross Unrealized Appreciation	1,738,950
Gross Unrealized Depreciation	(308,496)
Net Unrealized Appreciation (Depreciation)	$1,430,454
Undistributed Ordinary Income	17,272
Undistributed Long-Term Capital Gain	—
Distributable Earnings	17,272
Other Accumulated Gain/Loss	$(197,781)
Total Accumulated Gain (Loss)	$1,249,945

15

Active Weighting Funds ETF Trust
Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2018, the Fund had short-term capital losses of $197,781 remaining which will be carried forward indefinitely to offset future realized capital gains.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind and distribution redesignations. For the fiscal period ended August 31, 2018, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
EventShares U.S. Policy Alpha ETF	(1,232)	(184,598)	185,830

During the fiscal period ended August 31, 2018, the Fund realized $186,658 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the fiscal period ended August 31, 2018 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
EventShares U.S. Policy Alpha ETF	$23,829,381	$22,087,932	$21,732,861	$7,937,681

7.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

Period ended
August 31, 2018
Shares Sold	1,125,000
Shares Reinvested	—
Shares Redeemed	(375,000)
Net Increase	750,000

8.	PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘’NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘’Principal Risks’’.

16

Active Weighting Funds ETF Trust
Notes to Financial Statements (continued)

Absence of Prior Active Market Risk. Although the shares in the Fund are listed on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the shares of a Fund, particularly during periods of market stress. Therefore, there may be times when there is little, sporadic or no market liquidity for shares, which could negatively affect the price of such shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Issuer Risk. From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may decline (or appreciate, for short positions) in value.

Short Selling Risk. Short positions entered into by the Fund may involve higher risks and costs, and potential losses relating to such investments are not typically limited.

9. SECURITIES LENDING

The Fund entered into a securities lending agreement with the Bank of New York Mellon (the Fund's previous custodian) with respect to no more than 33 1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). Securities lending will be fully collateralized at all times with cash and/or short-term debt obligations. The Fund receives interest on the collateral received as well as a fee for the securities loaned. The agreement with the Bank of New York Mellon was terminated on March, 31, 2018. The Fund did not lend any securities during the fiscal period ended August 31, 2018.

10. SUBSEQUENT EVENTS

On September 19, 2018, the Fund declared a distribution of $13,871, which is $0.02 per share, to shareholders of record on September 21, 2018.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of EventShares U.S. Policy Alpha ETF and

Board of Trustees of Active Weighting Funds ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EventShares U.S. Policy Alpha ETF (the “Fund”), a series of Active Weighting Funds ETF Trust, as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 17, 2017 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies advised by Active Weighting Advisors LLC since 2018.

COHEN & COMPANY, LTD.

Chicago, Illinois

October 30, 2018

18

Board of Trustees and Officers

NAME, ADDRESS AND YEAR OF BIRTH (a)	POSITION(S) WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INDEPENDENT TRUSTEES

John L. Jacobs (1959)	Trustee	Term: Unlimited Served as Trustee: since September 2017	Distinguished Policy Fellow and Executive Director, Georgetown University (2015 to Present); Senior Advisor, Nasdaq OMX Group (2015 to 2016); Executive Vice President, Nasdaq OMX Group (2013 to 2015).	1	Horizons ETF (Recon Capital)

Gene Chao (1970)	Trustee	Term: Unlimited Served as Trustee: since September 2017	Global Vice President and Managing Partner, IBM (2017 to Present); Vice President and General Manager, CSC (2013 to 2016).	1	IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (2008 to 2015)

INTERESTED TRUSTEE
Matthew J. Clements, CPA(b) (1989)	Trustee Chairman, Treasurer and Chief Financial Officer, Secretary	Term: Unlimited Served as Trustee: since August 2016 Term: Unlimited Served as Trustee: since September 2017	Chief Financial Officer and Managing Director, Active Weighting Advisors LLC (2016 to present); Senior Tax Accountant, Ernst & Young (2013 to 2016).	1	None

(a)	The address of each Trustee is c/o Active Weighting Funds ETF Trust, 200 Vesey Street, 24th Floor, New York, NY 10281.

(b)	The Chairman, Matthew J. Clements, CPA, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (“Interested Trustee”) because of his employment with the Advisor.

19

Other Officers

NAME, ADDRESS AND YEAR OF BIRTH (a)	POSITION(S) WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Jonathon S. Clements (1992)	President	Term: Unlimited Served: since September, 2017	Chief Executive Officer, Active Weighting Advisors LLC (2016 to present); Global Investment Research Team, Goldman Sachs (2015 to 2016); Student, University of Missouri (2011 to 2014).

Kenneth A. Kalina, CPA (1959)	Chief Compliance Officer	Term: Unlimited Served: since September, 2017	Fund Chief Compliance Officer, Foreside (2017 to Present); Chief Compliance Officer, Henderson Global Funds (2005 to 2017).

(a)	The address of each Officer is c/o Active Weighting Funds ETF Trust, 200 Vesey Street, 24th Floor, New York, NY 10281.

20

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus for the Trust, relating to the Fund, may be obtained without charge by writing to the Trust, c/o Active Weighting Advisors LLC, 200 Vesey Street, 24th Floor, New York, NY 10281, by calling 1-877-539-1510, or by visiting the Trust’s website at www.eventsharesfunds.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-877-539-1510. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-539-1510 and on the SEC’s website at www.sec.gov.

Tax Information (Unaudited)

The Fund designated 100.00% of its ordinary income distribution for the period ended August 31, 2018 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended August 31, 2018, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

21

INVESTMENT ADVISOR

Active Weighting Advisors LLC

200 Vesey Street, 24th Floor

New York, NY 10281

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, CUSTODIAN & TRANSFER AGENT

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

101 N. Wacker Dr., Suite 605
Chicago, IL 60606

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report is authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment objectives, risks, charges and expense before investing. The prospectus contains this and other important information. Please read carefully before investing.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert John L. Jacobs is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)          The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2018 and $0 for 2017.

Audit-Related Fees

(a)          The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

Tax Fees

(b)          The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2018 and $0 for 2017.

All Other Fees

(d)          The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for 2017.

(e)(1)     The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)     With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          Not applicable.

(g)          The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 for 2018 and $0 for 2017.

(h)          The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended August 31, 2018 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Active Weighting Funds ETF Trust

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	10/30/2018

By (Signature and Title)*	/s/ Matthew Clements
Matthew Clements, Principal Financial Officer
(principal financial officer)

Date	10/30/2018

*	Print the name and title of each signing officer under his or her signature.